Note 19 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 19 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: [Line Items]
Securities available for sale	$ 137,834	$ 107,956
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Note 19 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: [Line Items]
Securities available for sale	0	0
Mortgage loan commitments	0	0
Total	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Note 19 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: [Line Items]
Securities available for sale	137,834	107,956
Mortgage loan commitments	16	2
Total	137,850	107,958
Fair Value, Inputs, Level 2 [Member]
Note 19 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: [Line Items]
Securities available for sale	137,834
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Note 19 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: [Line Items]
Securities available for sale	0	0
Mortgage loan commitments	0	0
Total	0	0
Fair Value, Measurements, Recurring [Member]
Note 19 - Fair Value Measurements (Details) - Fair Value, Assets and Liabilities Measured on Recurring basis: [Line Items]
Securities available for sale	137,834	107,956
Mortgage loan commitments	16	2
Total	$ 137,850	$ 107,958